Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2021 and 2022:

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2020:
Goodwill	¥138,538	¥738,645	¥214,071	¥2,300	¥1,093,554
Accumulated impairment losses(2)	(32,868)	(528,692)	(14,368)	—	(575,928)
	105,670	209,953	199,703	2,300	517,626
Goodwill acquired during the fiscal year(1)	1,105	—	4,164	—	5,269
Impairment loss	(30,525)	(117,039)	—	—	(147,564)
Foreign currency translation adjustments and other	456	(10,001)	5,066	—	(4,479)
Balance at March 31, 2021:
Goodwill	140,099	728,644	223,301	2,300	1,094,344
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)
	¥76,706	¥82,913	¥208,933	¥2,300	¥370,852
Foreign currency translation adjustments and other	4,694	7,358	12,493	—	24,545
Balance at March 31, 2022:
Goodwill	144,793	736,002	235,794	2,300	1,118,889
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(3)	(2,415)	(89,371)	—	—	(91,786)
	¥78,985	¥900	¥221,426	¥2,300	¥303,611

Notes:
(1)See Note 2 for the goodwill acquired in connection with acquisitions.
(2)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(3)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying consolidated balance sheet at March 31, 2022. See Notes 2 for more information.
U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a process that compares the carrying amount of a reporting unit with its fair value. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥241,356 million of an impairment of goodwill relating to Danamon reporting unit within the Global Commercial Banking Business Group Segment, which is included in impairment of goodwill in the accompanying consolidated statements of operations. In determining the acquisition price of Bank Danamon, the results of multiple valuation techniques were considered with an expectation to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia. After the acquisition of Danamon by MUFG Bank, Danamon’s market capitalization decreased. As a result, the fair value of the reporting unit as an exit price was measured on June 30, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit, including goodwill, reflecting a reduction in stock price as well as changes in the inputs to the valuation techniques in comparison to those considered in determining the acquisition price such as discount rate. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥62,157 million of impairment of goodwill relating to Krungsri reporting unit within the Global Commercial Banking Business Group segment. The global economic slowdown led to slowing economic growth in Thailand and the decline of Krungsri’s stock price. As a result, the fair value of the reporting unit was measured on December 31, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥80,297 million in impairment of goodwill relating to MUAH reporting unit within the Global Commercial Banking Business Group segment and Global Corporate & Investment Banking Business Group segment. Due to the decline in interest rates and slower growth than previously forecasted, cash flow projections for reporting units were lowered. The combination of these events led management to believe that the fair values of certain reporting units were below carrying value. As a result, the fair value of the reporting unit was measured on December 31, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit. The MUFG Group estimated the fair value of its reporting units using a combination of the income and the market approaches. The income approach estimates the fair value of the reporting units by discounting management’s projections of each reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the Capital Asset Pricing Model. The market approach incorporates comparable public company price to tangible book value and price to earnings multiples.
For the fiscal year ended March 31, 2021, the MUFG Group recognized ¥147,564 million in impairment of goodwill relating to MUAH reporting unit within the Global Commercial Banking Business Group segment and Global Corporate & Investment Banking Business Group segment. Due largely to increases in observed market discount rates, the fair values of the reporting units were lowered. This led management to believe that the fair values of certain reporting unit was below carrying value. As a result, the fair value of the reporting unit was measured for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit. The MUFG Group estimated the fair value of its reporting units using a combination of the income and the market approaches. This goodwill impairment includes the impact of an intervening event due to the economic environment triggered by COVID-19 for the three-month period ended March 31, 2020.
The MUFG Group consolidates certain subsidiaries, including MUAH, based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous.
Other Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2021 and 2022:

	2021			2022
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,025,769	¥2,249,340	¥776,429	¥3,169,332	¥2,380,861	¥788,471
Customer relationships	555,796	290,641	265,155	528,969	282,324	246,645
Core deposit intangibles	164,979	102,958	62,021	114,059	58,972	55,087
Trade names	92,422	41,629	50,793	76,858	36,846	40,012
Other	16,136	5,640	10,496	15,194	4,859	10,335
Total	¥3,855,102	¥2,690,208	1,164,894	¥3,904,412	¥2,763,862	1,140,550
Intangible assets not subject to amortization:
Other(1)			20,100			8,051
Total			¥1,184,994			¥1,148,601
Note:
(1)Intangible assets not subject to amortization includes ¥11,355 million and nil of mortgage servicing rights accounted for at fair value at March 31, 2021 and 2022, respectively.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2021 amounted to ¥255,336 million, which primarily consisted of ¥251,452 million of software and ¥3,765 million of customer relationships. The weighted average amortization periods for these assets are 5 years and 21 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2021 amounted to ¥1,960 million.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2022 amounted to ¥262,826 million, which primarily consisted of ¥262,645 million of software. The weighted average amortization periods for these assets are 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2022 amounted to ¥3,498 million.
For the fiscal years ended March 31, 2020, 2021 and 2022, the MUFG Group recognized ¥3,732 million, ¥21,680 million and ¥33,301 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2023	¥270,745
2024	232,942
2025	190,321
2026	142,645
2027	99,395